Related Party Transactions (Details Textual 7) (OPCO [Member], USD $)	Mar. 08, 2011
OPCO [Member]
Related Party Transaction [Line Items]
Percentage of shares acquired in entity under common control	49.00%
Portion of Purchase price paid in cash	$ 175,000,000
Distributions made by acquired entity to non-controlling interest before acquisition	15,000,000
Private placement, amount issued	7,600,000
General Partner's interest	2.00%
Percentage of ownership in acquired entity after acquisition	1
Historical book value of interest in acquired entity	128,000,000
Excess over purchase price book value	$ 258,300,000